Consolidated Balance Sheet Components (Details) - Schedule of other long-term liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Schedule of Other Long Term Liabilities [Abstract]
Unvested founder shares liability	$ 428
Operating lease liability, net of current portion	320
Total other long-term liabilities	$ 748